Consolidated Statements Of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements Of Comprehensive Income [Abstract]
Consolidated net income	$ 203,925	$ 172,248	$ 163,941
Components of other comprehensive income (loss) before income taxes attributable to: Interest rate swap contract
Changes in fair value	47,735	(17,646)	85,923
Reclassification adjustments for amortization of expense into net income	10,384
Net activity attributable to the interest rate swap contract	58,119	(17,646)	85,923
Available-for-sale securities
Unrealized gains (losses) on available-for-sale securities, net	(117)	2,473	2,086
Adjustments for net (gains) losses reclassified into net income	(1,020)	(2,143)
Net activity attributable to available-for-sale securities	(1,137)	330	2,086
Other comprehensive income (loss) before income taxes	56,982	(17,316)	88,009
Income tax (expense) benefit related to items of other comprehensive income (loss)	(21,298)	6,434	(38,337)
Other comprehensive income (loss), net	35,684	(10,882)	49,672
Total consolidated comprehensive income	239,609	161,366	213,613
Total comprehensive income attributable to noncontrolling interests	(25,215)	(22,179)	(25,759)
Total comprehensive income attributable to Health Management Associates, Inc. common stockholders	$ 214,394	$ 139,187	$ 187,854